LIBERTY ADVISOR

INDIVIDUAL FLEXIBLE PURCHASE PAYMENT

DEFERRED VARIABLE ANNUITY CONTRACT

ISSUED BY

Variable Account J

OF

LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

SUPPLEMENT DATED OCTOBER 26, 2000

TO

PROSPECTUS DATED MAY 1, 1998

-----------------------------------------------------------------

This supplement contains information about the Colonial Growth and Income Fund, Variable Series.

The Colonial Growth and Income Fund, Variable Series has changed its name to Liberty Value Fund, Variable Series.

-----------------------------------------------------------------

Client Service Hotline

800-367-3653

Distributed by:

Keyport Financial Services Corp.

125 High Street

Boston, Massachusetts 02110

LAVA.SUP	10/00